1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Net Income (Loss) - Basic	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Interest Expense on Senior Convertible Notes				27,708	30,208
Net Income (Loss) - Diluted	$ (906,484)	$ (324,875)	$ (1,264,578)	$ 1,701,274	$ 991,180	$ (1,052,613)
Basic Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,081,075	1,163,775	994,777
Potentially Dilutive Securities				79,280	112,114
Diluted Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,160,355	1,275,889	994,777
Income (Loss) Per Share
Basic	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.55	$ 0.83	$ (1.06)
Diluted	$ (0.22)	$ (0.27)	$ (0.47)	$ 1.47	$ 0.78	$ (1.06)